Earnings Per Share	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

(7)   Earnings Per Share

Basic earnings per common share is calculated by dividing net income available to common shareholders by the weighted average number of shares outstanding during the period. Diluted earnings per share includes the maximum dilutive effect of stock issuable upon conversion of stock options. Calculations for the three-month periods ended March 31, 2012 and 2011 follow (dollars in thousands, except per share data):

	Three-months
	Ended March 31,
	2012	2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$3,529	4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Basic earnings per share	$1.87	2.30

Diluted Earnings Per Share:
Net income applicable to common shareholders	$3,529	4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Effect of assumed exercise of stock options	38,688	34,079
Total	1,925,942	1,922,649
Diluted earnings per share	$1.83	2.26